SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Property Plant And Equipment Estimated Useful Lives [Table Text Block]
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Computers and peripheral equipment	33%
Office furniture and equipment	6% – 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of AOCI were as follows:

	Unrealized (losses) on available- for-sale marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of January 1, 2016	$(410)	$273	$(137)

Other comprehensive income before reclassifications	376	608	984
Amounts reclassified from AOCI	(27)	(1,023)	(1,050)
Other comprehensive income (loss)	349	(415)	(66)
Balance as of December 31, 2016	$(61)	$(142)	$(203)

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year Ended December 31,
	2014	2015	2016

Dividend yield	0%	0%	0%
Expected volatility	54.8%-59.4%	53.32%-55.86%	47.64%-52.95%
Risk-free interest	1.48%-1.86%	1.14%-1.74%	1.11%-1.86%
Expected life	4.74-5.43 years	4.75-5.43 years	4.76-5.30 years
Forfeiture rate	4.0%	4.0%	0%

Schedule Of Equity Based Compensation Expenses [Table Text Block]
The total stock-based compensation expenses relating to all of the Company's stock-based awards recognized for the years ended December 31, 2014, 2015 and 2016 were included in items of the consolidated statements of operations, as follows:

	Year Ended December 31,
	2014	2015	2016

Cost of revenues	$89	$101	$118
Research and development expenses, net	585	429	459
Selling and marketing expenses	1,105	1,061	1,101
General and administrative expenses	767	782	736
Total stock-based compensation expenses	$2,546	$2,373	$2,414